FEDERATED EQUITY FUNDS

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                December 31, 1998




EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

       RE:    FEDERATED EQUITY FUNDS (the "Trust")
          Federated Growth Strategies Fund
          Federated Small Cap Strategies Fund
          Federated Capital Appreciation Fund
          Federated Aggressive Growth Fund
              1933 Act File No. 2-91090
              1940 Act File No. 811-4017

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of prospectuses and statements of additional information dated December 31, 1998, that would have been filed under Rule 497(c), do not differ from the forms of prospectuses and statements of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 42 on December 30, 1998.


         If you have any questions regarding this certification, please call me at (412) 288-8515.

                                                       Very truly yours,



                                                       /s/ Matthew S. Hardin
                                                       Matthew S. Hardin
                                                       Assistant Secretary